UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one.): |_|  is a restatement
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck        Fairfield, Ohio        February 9, 2010
    ------------------------        ---------------        ----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                         -----------
Form 13F Information Table Entry Total        55
                                         -----------
Form 13F Information Table Value Total    1,714,622
                                         -----------
                                         (thousands)

List of Other Included Managers

No.   File No.         Name

01    028-10798        Cincinnati Financial Corporation


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
                                 Column  2        Column 3   Column 4       Column 5       Column 6   Column 7       Column 8
                                   Title                                 Shares/   SH/    Investment    Oth
Issuer                           of Class          Cusip     FMV (000)   Principal PRN       Dis        Mgrs   Sole   Shared   None
3M CO                            COMMON           88579Y101     32,944    398,500  SH    SHARED-OTHER  01      -      398,500  -
ABBOTT LABORATORIES              COMMON           002824100     62,477  1,157,200  SH    SHARED-OTHER  01      -    1,157,200  -
AGL RESOURCES INC                COMMON           001204106     26,999    740,300  SH    SHARED-OTHER  01      -      740,300  -
ALLIANCEBERNSTEIN HOLDING LP     COMMON           01881G106     57,566  2,048,600  SH    SHARED-OTHER  01      -    2,048,600  -
ASPEN INSURANCE                  CONVERTIBLE PFD  G05384113      8,403    160,000  SH    SHARED-OTHER  01      -            -  -
AT&T INC                         COMMON           00206R102     27,553    983,000  SH    SHARED-OTHER  01      -      983,000  -
AUTOMATIC DATA PROCESSING        COMMON           053015103     26,396    616,437  SH    SHARED-OTHER  01      -      616,437  -
BAXTER INTERNATIONAL INC         COMMON           071813109     52,225    890,000  SH    SHARED-OTHER  01      -      890,000  -
BEST BUY CO INC                  COMMON           086516101     17,560    445,000  SH    SHARED-OTHER  01      -      445,000  -
BLACKROCK INC                    COMMON           09247X101     16,440     70,800  SH    SHARED-OTHER  01      -       70,800  -
BOSTON PROPERTIES INC            CONVERTIBLE DEB  10112RAK0      6,133  6,250,000  PRN   SHARED-OTHER  01      -            -  -
CHEVRON CORP                     COMMON           166764100     76,097    988,400  SH    SHARED-OTHER  01      -      988,400  -
CLOROX COMPANY                   COMMON           189054109     27,742    454,792  SH    SHARED-OTHER  01      -      454,792  -
COLGATE-PALMOLIVE CO             COMMON           194162103     12,323    150,000  SH    SHARED-OTHER  01      -      150,000  -
CONOCOPHILLIPS                   COMMON           20825C104     17,875    350,000  SH    SHARED-OTHER  01      -      350,000  -
DOVER CORP                       COMMON           260003108     17,995    432,480  SH    SHARED-OTHER  01      -      432,480  -
DUKE ENERGY CORP                 COMMON           26441C105     33,487  1,945,800  SH    SHARED-OTHER  01      -    1,945,800  -
EMERSON ELECTRIC CO              COMMON           291011104     30,706    720,800  SH    SHARED-OTHER  01      -      720,800  -
EQT CORP                         COMMON           26884L109     26,352    600,000  SH    SHARED-OTHER  01      -      600,000  -
EXXON MOBIL CORP                 COMMON           30231G102    102,012  1,496,000  SH    SHARED-OTHER  01      -    1,496,000  -
FERRO CORPORATION CV DEB         CONVERTIBLE DEB  315405AL4      4,659  5,250,000  PRN   SHARED-OTHER  01      -            -  -
GENUINE PARTS CO                 COMMON           372460105     43,540  1,147,000  SH    SHARED-OTHER  01      -    1,147,000  -
HONEYWELL INTERNATIONAL INC      COMMON           438516106     11,564    295,000  SH    SHARED-OTHER  01      -      295,000  -
HUNTINGTON BANCSHARES INC        CONVERTIBLE PFD  446150401      8,340      9,754  SH    SHARED-OTHER  01      -            -  -
ILLINOIS TOOL WORKS              COMMON           452308109      3,945     82,200  SH    SHARED-OTHER  01      -       82,200  -
INTL BUSINESS MACHINES CORP      COMMON           459200101     33,380    255,000  SH    SHARED-OTHER  01      -      255,000  -
JOHNSON & JOHNSON                COMMON           478160104     90,174  1,400,000  SH    SHARED-OTHER  01      -    1,400,000  -
KEYCORP INC.                     CONVERTIBLE PFD  493267405      2,805     35,000  SH    SHARED-OTHER  01      -            -  -
LEGGETT & PLATT INC              COMMON           524660107     31,698  1,553,800  SH    SHARED-OTHER  01      -    1,553,800  -
LIFE POINT HOSPITALS SR SUB NTS  CONVERTIBLE DEB  53219LAG4      4,606  5,000,000  PRN   SHARED-OTHER  01      -           -   -
LINEAR TECHNOLOGY CORP           COMMON           535678106     23,861    780,800  SH    SHARED-OTHER  01      -      780,800  -
MCDONALD'S CORP                  COMMON           580135101     34,592    554,000  SH    SHARED-OTHER  01      -      554,000  -
MEDTRONIC INC                    COMMON           585055106     33,436    760,250  SH    SHARED-OTHER  01      -      760,250  -
MERIDIAN BIOSCIENCE INC          COMMON           589584101     17,671    820,000  SH    SHARED-OTHER  01      -      820,000  -
METLIFE INC                      COMMON           59156R108     58,547  1,656,206  SH    SHARED-OTHER  01      -    1,656,206  -
MICROCHIP TECHNOLOGY INC         COMMON           595017104     31,287  1,077,000  SH    SHARED-OTHER  01      -    1,077,000  -
MICROSOFT CORP                   COMMON           594918104     24,927    817,800  SH    SHARED-OTHER  01      -      817,800  -
NEW YORK COMMUNITY BANCORP 6%    CONVERTIBLE PFD  64944P307      4,418     95,000  SH    SHARED-OTHER  01      -            -  -
NORAM ENERGY CORP CV DEB         CONVERTIBLE DEB  655419AC3      9,095  9,328,650  PRN   SHARED-OTHER  01      -            -  -
NORTHERN TRUST CORP              COMMON           665859104     62,188  1,186,800  SH    SHARED-OTHER  01      -    1,186,800  -
NUCOR CORP                       COMMON           670346105     42,415    909,212  SH    SHARED-OTHER  01      -      909,212  -
OMNICARE INC                     CONVERTIBLE DEB  681904AL2      5,818  7,150,000  PRN   SHARED-OTHER  01      -            -  -
PARTNERRE LTD                    COMMON           G6852T105      2,597     34,784  SH    SHARED-OTHER  01      -       34,784  -
PAYCHEX INC                      COMMON           704326107     15,360    501,300  SH    SHARED-OTHER  01      -      501,300  -
PEPSICO INC                      COMMON           713448108     75,422  1,240,500  SH    SHARED-OTHER  01      -    1,240,500  -
PFIZER INC                       COMMON           717081103     58,858  3,235,725  SH    SHARED-OTHER  01      -    3,235,725  -
PITNEY BOWES INC                 COMMON           724479100     26,925  1,183,000  SH    SHARED-OTHER  01      -    1,183,000  -
PRAXAIR INC                      COMMON           74005P104     30,283    377,072  SH    SHARED-OTHER  01      -      377,072  -
PROCTER & GAMBLE CO/THE          COMMON           742718109    127,602  2,104,604  SH    SHARED-OTHER  01      -    2,104,604  -
RPM INTERNATIONAL INC            COMMON           749685103     29,304  1,441,418  SH    SHARED-OTHER  01      -    1,441,418  -
SPECTRA ENERGY CORP              COMMON           847560109     29,990  1,462,194  SH    SHARED-OTHER  01      -    1,462,194  -
STAPLES INC                      COMMON           855030102     12,910    525,000  SH    SHARED-OTHER  01      -      525,000  -
SYSCO CORP                       COMMON           871829107     15,563    557,000  SH    SHARED-OTHER  01      -      557,000  -
VERIZON COMMUNICATIONS INC       COMMON           92343V104     23,191    700,000  SH    SHARED-OTHER  01      -      700,000  -
WEST PHARMACEUTICAL              CONVERTIBLE DEB  955306AA3      4,368  5,200,000  PRN   SHARED-OTHER  01      -            -  -

                                                             1,714,622

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